Share-based payments - Assumptions used in the valuation model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		48.27%
Risk free interest rate		0.14%
Dividend yield		0.00%
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	6 years
Expected volatility	32.00%
Risk free interest rate	3.00%
Dividend yield	0.00%
Weighted average exercise price	$ 52.38